Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities
Net profit	$ 109,728	$ 1,262,825	$ (25,675)
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for current expected credit losses	105,540	11,567	1,087
Provision for inventories	12,844
Depreciation on property, plant and equipment	71,932	88,264	83,884
Operating lease expense on right-of-use assets	1,230,601	1,081,597	985,813
Loss on disposal of property, plant and equipment			8,717
Change in operating assets and liabilities:
Accounts receivable, net	448,969	(484,446)	(38,686)
Prepayments, deposits and other receivables	(608,295)	(105,899)	31,626
Inventories	(116,476)	(67,039)	(67,953)
Accounts payables	21,438	37,525	(20,645)
Accruals and deposits received	27,902	63,674	27,899
Tax payable	134,451	151,303
Amount due to a director		(26,031)	106,110
Operating lease liabilities	(1,238,291)	(1,163,963)	(895,163)
Net cash provided by operating activities	200,343	849,377	197,014
Cash flows from investing activities
Proceeds from disposal of property and equipment			2,556
Purchase of property and equipment	(87,837)	(119,425)	(70,863)
Repayment from related parties	321,341	62,643
Net cash provided by/(used in) investing activities	233,504	(56,782)	(68,307)
Cash flows from financing activities
Repayment of bank borrowing		(107,600)	(124,337)
Advance from related parties	11,872	8,145
Repayment to related parties		(167,437)	(25,374)
Net cash used in financing activities	11,872	(266,892)	(149,711)
Net change in cash and cash equivalents	445,719	525,703	(21,004)
Effect on exchange rate change on cash and cash equivalents	(9,088)	12,162	(1,427)
Cash and cash equivalents at the beginning of the year	741,537	203,672	226,103
Cash and cash equivalents at the end of the year	1,178,168	741,537	203,672
Supplemental disclosure of cash flow information
Cash paid for interest expense	4,331	6,857	11,761
Cash received for interest income	1,930	642	876
Cash paid for income taxes
Supplemental disclosures of cash flow information
Right-of-use assets obtained in exchange of lease liabilities	$ 2,848,884	$ 175,001	$ 2,028,304